Subsequent Event	12 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
SUBSEQUENT EVENT
33.	SUBSEQUENT EVENT

In March 2026, the Company completed the acquisition of a hotel building in Tribeca New York at a consideration of US$69 million. The hotel name has changed to “AMTD IDEA Tribeca Hotel” upon the completion of the acquisition.